Stock Options	3 Months Ended
Jan. 31, 2026
Stock Options [Abstract]
Stock Options
9.	Stock Options

a.	On January 6, 2025, the shareholders of the Company approved the Company’s Omnibus Equity Incentive Plan, (the “Omnibus Plan”). Pursuant to the Omnibus Plan, the Company is authorized to grant options or RSUs to officers, directors, employees and consultants enabling them to acquire, together with” Options”, “Awards” or “Stock Options” as defined, up to 20% of the Company’s issued and outstanding Common Shares (after taking into account existing awards from the Company’s 2021 stock option plan). The Awards can be granted for a maximum of 10 years and vest as determined by the Board.

The maximum number of common shares reserved for issuance in any 12-month period to a related party consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant (and may not exceed 15% in total, to all related parties). The maximum number of common shares reserved for issuance in any 12-month period to any investor relations service provider may not exceed 2% of the issued and common shares outstanding at the date of the grant.

b.	The following table summarizes the changes in the Company’s stock options for the periods ended January 31, 2026 and October 31, 2025:

	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
Outstanding, October 31, 2024	138	C$	24,068.25	$17,295.38

Outstanding, October 31, 2025	138	C$	24,021.25	$17,136.0

Outstanding, January 31, 2026	138	C$	24,020.94	$17,711.94

Exercisable, January 31, 2026	138	C$	24,020.94	$17,711.94

c.	The portion of the total fair value of stock options expensed during the three months ended January 31, 2026, was $Nil (2024 - $3,264), which was recorded in share-based compensation expense. The options are fully vested and the expiration date is between May 26, 2026 and July 6, 2033.